FINANCIAL INSTRUMENTS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (2)	$ (130)
COLOMBIA | Exchange Rate One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	USDCOP	USDCOP
Name of the institution	Corpbanca Colombia	BBVA Colombia
Value of hedging instrument	$ 1,500	$ 6,000
Starting date of Hedging instrument	Oct. 31, 2018	Oct. 11, 2017
Maturity date of hedging instrument	Jan. 09, 2019	Jan. 10, 2018
Net derivative financial liabilities	$ (2)	$ (1)
COLOMBIA | Exchange Rate Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	USDCOP	USDCOP
Name of the institution	Corpbanca Colombia	Corpbanca Colombia
Value of hedging instrument	$ 1,700	$ 8,000
Starting date of Hedging instrument	Nov. 26, 2018	Nov. 14, 2017
Maturity date of hedging instrument	Feb. 12, 2019	Feb. 13, 2018
Net derivative financial liabilities	$ 0	$ (136)
COLOMBIA | Exchange Rate Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	USDCOP	USDCOP
Name of the institution	Corpbanca Colombia	Corpbanca Colombia
Value of hedging instrument	$ 1,600	$ 2,100
Starting date of Hedging instrument	Dec. 20, 2018	Dec. 21, 2017
Maturity date of hedging instrument	Mar. 12, 2019	Mar. 12, 2018
Net derivative financial liabilities	$ 0	$ 7